UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

ARK 21Shares Active On-Chain Bitcoin Strategy ETF
ARK 21Shares Blockchain and Digital Economy Innovation ETF
ARK 21Shares Active Bitcoin Ethereum Strategy ETF
ARK 21Shares Active Bitcoin Futures Strategy ETF
ARK 21Shares Active Ethereum Futures Strategy ETF

Semi-Annual Report

March 31, 2024

ARK 21SHARES ETFs

ARK 21SHARES ETFs

ARK 21Shares Active On-Chain Bitcoin Strategy ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Exchange Traded Funds	80.4%
U.S. Treasury Bills	19.5%
Other Assets in Excess of Liabilities(1)	0.1%
Total	100.0%

(1)	Cash, cash equivalents and other assets in excess of liabilities.

ARK 21Shares Blockchain and Digital Economy Innovation ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Exchange Traded Funds	54.5%
Financials	40.1%(1)
Information Technology	3.3%
Consumer Discretionary	1.9%
Other Assets in Excess of Liabilities(2)	0.2%
Total	100.0%

(1)
For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets except for investments that provide exposure to bitcoin and/or bitcoin futures contracts and the blockchain industry and/or digital economy per the Fund’s Statement of Additional Information.

(2)	Cash, cash equivalents and other assets in excess of liabilities.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Exchange Traded Funds	99.8%
Other Assets in Excess of Liabilities(1)	0.2%
Total	100.0%

(1)	Cash, cash equivalents and other assets in excess of liabilities.

ARK 21SHARES ETFs
ARK 21Shares Active Bitcoin Futures Strategy ETF
Tabular Presentation of Consolidated Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
U.S. Treasury Bills	61.8%
Money Market Deposit Account	54.1%
Money Markets	0.0%(2)
Liabilities in Excess of Other Assets (1)	(15.9%)
Total	100.0%

(1)	Cash, cash equivalents and liabilities in excess of other assets.
(2)	Represents less than 0.05% of net assets.

ARK 21Shares Active Ethereum Futures Strategy ETF
Tabular Presentation of Consolidated Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
U.S. Treasury Bills	59.4%
Money Market Deposit Account	56.2%
Liabilities in Excess of Other Assets(1)	(15.6%)
Total	100.0%

(1)	Cash, cash equivalents and liabilities in excess of other assets.

ARK 21SHARES ACTIVE ON CHAIN BITCOIN STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 80.4%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF(a)(c)	30,643	$2,097,820
TOTAL EXCHANGE TRADED FUNDS (Cost $2,084,902)		2,097,820

SHORT-TERM INVESTMENTS - 19.5%
U.S. Treasury Bills - 19.5%	Par
5.24%, 04/30/2024(b)	$512,000	509,854
TOTAL SHORT-TERM INVESTMENTS (Cost $509,854)		509,854

TOTAL INVESTMENTS – 99.9% (Cost $2,594,756)		$2,607,674
Other Assets in Excess of Liabilities - 0.1%		3,261
TOTAL NET ASSETS - 100.0%		$2,610,935

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown is the effective yield.
(c)	Affiliated Fund.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 45.3%	Shares	Value
Asset Management & Custody Banks - 5.2%
Galaxy Digital Holdings Ltd.(a)	23,090	$246,659

Broadline Retail - 1.9%
MercadoLibre, Inc.(a)	60	90,718

Consumer Finance - 1.9%
SoFi Technologies, Inc.(a)	12,000	87,600

Diversified Banks - 2.5%
NU Holdings Ltd. - Class A(a)	10,005	119,360

Financial Exchanges & Data - 16.8%
Coinbase Global, Inc. - Class A(a)	2,987	791,913

Internet Services & Infrastructure - 3.3%
Shopify, Inc. - Class A(a)	2,015	155,497

Investment Banking & Brokerage - 5.1%
Robinhood Markets, Inc. - Class A(a)	11,866	238,863

Transaction & Payment Processing Services - 8.6%
Block, Inc.(a)	4,805	406,407
TOTAL COMMON STOCKS (Cost $1,543,771)		2,137,017

EXCHANGE TRADED FUNDS - 54.5%
ARK 21Shares Active Bitcoin Futures Strategy ETF(b)(c)	22,706	1,554,453
ARK 21Shares Active Ethereum Futures Strategy ETF(c)	23,567	1,012,438
TOTAL EXCHANGE TRADED FUNDS (Cost $2,002,380)		2,566,891

TOTAL INVESTMENTS - 99.8% (Cost $3,546,151)		$4,703,908
Other Assets in Excess of Liabilities - 0.2%		9,575
TOTAL NET ASSETS - 100.0%		$4,713,483

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial
Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ACTIVE BITCOIN ETHEREUM STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF(a)(b)	22,860	$1,564,996
ARK 21Shares Active Ethereum Futures Strategy ETF(a)(b)	85,272	3,663,285
TOTAL EXCHANGE TRADED FUNDS (Cost $4,920,245)		5,228,281

TOTAL INVESTMENTS - 99.8% (Cost $4,920,245)		$5,228,281
Other Assets in Excess of Liabilities - 0.2%		12,381
TOTAL NET ASSETS - 100.0%		$5,240,662

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated Fund.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ACTIVE BITCOIN FUTURES STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS – 61.8%	Shares	Value
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 5.29%(b)	1	$1

U.S. Treasury Bills – 61.8%	Par
5.25%, 04/30/2024(c)(d)	$6,424,000	6,397,074
5.23%, 05/30/2024(c)(d)	7,424,000	7,360,032
		13,757,106
TOTAL SHORT-TERM INVESTMENTS (Cost $13,757,896)		13,757,107

TOTAL INVESTMENTS – 61.8% (Cost $13,757,896)		$13,757,107
Money Market Deposit Account – 54.1%(e)		12,036,769
Liabilities in Excess of Other Assets - (15.9)%(f)		(3,541,841)
TOTAL NET ASSETS - 100.0%		$22,252,035

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	The rate shown is the effective yield.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At March 31, 2024, the value of securities pledged amounted to $13,757,106.
(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.17%.
(f)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2024, the value of these assets total $5,057,665.

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2024 (Unaudited)

Description	Contracts Purchased	Settlement Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
CME Micro Bitcoin Futures	9	04/26/2024	$64,377	$5,571
CME Bitcoin Futures	62	04/26/2024	22,174,300	1,635,818
Total Unrealized Appreciation (Depreciation)				$1,641,389

CONSOLIDATED SCHEDULE OF OPEN REVERSE REPURCHASE AGREEMENTS
March 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	6.25%	3/27/2024	04/30/2024	$5,270,111	$5,265,540
				$5,270,111	$5,265,540

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ACTIVE ETHEREUM FUTURES STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 59.4%	Par	Value
U.S. Treasury Bills - 59.4%
5.26%, 04/30/2024(a)(b)	$3,011,000	$2,998,363
5.23%, 05/30/2024(a)(b)	5,733,000	5,683,602
TOTAL SHORT-TERM INVESTMENTS (Cost $8,682,628)		8,681,965

TOTAL INVESTMENTS - 59.4% (Cost $8,682,628)		$8,681,965
Money Market Deposit Account - 56.2%(c)		8,225,012
Liabilities in Excess of Other Assets - (15.6)%(d)		(2,287,173)
TOTAL NET ASSETS - 100.0%		$14,619,804

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At March 31, 2024, the value of securities pledged amounted to $8,681,965.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.17%.

(d)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2024, the value of these assets total $3,757,564.

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2024 (Unaudited)

Description	Contracts Purchased	Settlement Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
CME Micro Ether Futures	36	04/26/2024	$12,976	$387
CME Ether Futures	81	04/26/2024	14,598,225	562,366
Total Unrealized Appreciation (Depreciation)				$562,753

CONSOLIDATED SCHEDULE OF OPEN REVERSE REPURCHASE AGREEMENTS
March 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	6.25%	3/27/2024	04/30/2024	$2,938,575	$2,936,026
StoneX Financial, Inc.	6.25%	3/27/2024	05/30/2024	1,962,037	1,960,336
				$4,900,612	$4,896,362

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Assets:
Affiliated investments, at value (See Note 2)	$2,097,820	$2,566,891	$5,228,281
Non-affiliated investments, at value (See Note 2)	509,854	2,137,017	—
Cash	3,806	11,292	12,209
Receivable for fund shares sold	—	—	850,714
Dividends and interest receivable	80	19	17
Total assets	2,611,560	4,715,219	6,091,221

Liabilities:
Accrued investment advisory fees (See Note 5)	625	1,736	1,157
Payable for investment securities purchased	—	—	849,402
Total liabilities	625	1,736	850,559
Net Assets	$2,610,935	$4,713,483	$5,240,662

Net Assets Consist of:
Paid-in capital	$1,600,376	$3,487,992	$3,908,653
Total distributable earnings (accumulated deficit)	1,010,559	1,225,491	1,332,009
Net Assets:	$2,610,935	$4,713,483	$5,240,662

Calculation of Net Asset Value Per Share:
Net Assets	$2,610,935	$4,713,483	$5,240,662
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	60,000	100,000	120,000
Net Asset Value per Share	$43.52	$47.13	$43.67

Cost of investments in affiliates	$2,084,902	$2,002,380	$4,920,245
Cost of investments in non-affiliates	$509,854	$1,543,771	$—

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Assets:
Investments in securities, at value (See Note 2)	$13,757,107	$8,681,965
Cash	—	4,250
Cash equivalents	12,036,769	8,225,012
Deposits with broker for futures contracts	5,057,665	3,757,564
Receivable for fund shares sold	1,657,733	477,290
Variation margin receivable	—	352,663
Dividends and interest receivable	15,138	10,649
ETF variable fee receivable	—	233
Total assets	32,524,412	21,509,626

Liabilities:
Payable for reverse repurchase agreement	5,265,540	4,896,362
Payable for investment securities purchased	4,659,946	1,982,956
Due to custodian	331,825	—
Accrued investment advisory fees (See Note 5)	10,495	6,254
Interest payable for reverse repurchase agreement	4,571	4,250
Total liabilities	10,272,377	6,889,822
Net Assets	$22,252,035	$14,619,804

Net Assets Consist of:
Paid-in capital	$15,534,915	$12,037,449
Total distributable earnings (accumulated deficit)	6,717,120	2,582,355
Net Assets:	$22,252,035	$14,619,804

Calculation of Net Asset Value Per Share:
Net Assets	$22,252,035	$14,619,804
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	325,000	340,000
Net Asset Value per Share	$68.47	$43.00

Cost of Investments in Securities	$13,757,896	$8,682,628

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)(1)

	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Investment Income:
Dividend income	$14,005	$14,296	$22,901
Interest income	3,607	87	2,873
Total investment income	17,612	14,383	25,774

Expenses:
Investment advisory fees (See Note 5)	1,730	4,601	2,461
Net expenses	1,730	4,601	2,461

Net Investment Income (Loss)	15,882	9,782	23,313

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	994,921	24,104	1,019,887
Investments in non-affiliates	(56)	41,351	—
Foreign currency	—	141	—
	994,865	65,596	1,019,887
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	12,918	564,511	308,036
Investments in non-affiliates	—	592,948	—
Foreign currency	—	298	—
	12,918	1,157,757	308,036
Net realized and unrealized gain (loss) on investments:	1,007,783	1,223,353	1,327,923
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,023,665	$1,233,135	$1,351,236

(1) Each Fund commenced operations on November 15, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)(1)

	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Investment Income:
Interest income	$152,332	$76,857
Total investment income	152,332	76,857

Expenses:
Investment advisory fees (See Note 5)	25,628	13,301
Interest expense on reverse repurchase agreements	6,774	5,052
Total expenses	32,402	18,353
Less: Reimbursement of expenses from Advisor (See Note 6)	(6,774)	(5,052)
Net expenses	25,628	13,301

Net Investment Income (Loss)	126,704	63,556

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(325)	(67)
Futures contracts	5,055,918	2,005,981
	5,055,593	2,005,914
Net change in unrealized appreciation (depreciation) on:
Investments	(789)	(663)
Futures contracts	1,641,389	562,753
	1,640,600	562,090
Net realized and unrealized gain (loss) on investments and futures contracts:	6,696,193	2,568,004
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,822,897	$2,631,560

(1) Each Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
	For the Period Ended March 31, 2024 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$15,882	$9,782	$23,313
Net realized gain (loss) on investments	994,865	65,596	1,019,887
Net change in unrealized appreciation (depreciation) on investments	12,918	1,157,757	308,036
Net increase (decrease) in net assets resulting from operations	1,023,665	1,233,135	1,351,236

Distributions to Shareholders:
Distributable earnings	(13,106)	(7,644)	(19,227)
Total distributions to shareholders	(13,106)	(7,644)	(19,227)

Capital Share Transactions:
Proceeds from shares sold	4,174,778	3,487,992	11,192,278
Payments for shares redeemed	(2,574,402)	—	(7,286,902)
Transaction fees (See Note 1)	—	—	3,277
Net increase (decrease) in net assets derived from net change in capital share transactions	1,600,376	3,487,992	3,908,653
Net Increase (Decrease) in Net Assets	2,610,935	4,713,483	5,240,662
Net Assets:
Beginning of period	—	—	—
End of period	$2,610,935	$4,713,483	$5,240,662

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—
Shares sold	120,000	100,000	340,000
Shares repurchased	(60,000)	—	(220,000)
Shares outstanding, end of period	60,000	100,000	120,000

(1) Each Fund commenced operations on November 15, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
	For the Period Ended March 31, 2024 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$126,704	$63,556
Net realized gain (loss) on investments and futures contracts	5,055,593	2,005,914
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,640,600	562,090
Net increase (decrease) in net assets resulting from operations	6,822,897	2,631,560

Distributions to Shareholders:
Distributable earnings	(105,777)	(49,205)
Total distributions to shareholders	(105,777)	(49,205)

Capital Share Transactions:
Proceeds from shares sold	19,968,388	13,113,358
Payments for shares redeemed	(4,438,363)	(1,090,924)
Transaction fees (See Note 1)	4,890	15,015
Net increase (decrease) in net assets derived from net change in capital share transactions	15,534,915	12,037,449
Net Increase (Decrease) in Net Assets	22,252,035	14,619,804
Net Assets:
Beginning of period	—	—
End of period	$22,252,035	$14,619,804

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	425,000	380,000
Shares repurchased	(100,000)	(40,000)
Shares outstanding, end of period	325,000	340,000

(1) Each Fund commenced operations on November 14, 2023.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(7)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(4)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF
November 15, 2023⁽5⁾ to March 31, 2024(6) (Unaudited)	$23.98	0.34	19.33	19.67	(0.13)	(0.13)	—	$43.52	82.02%	$2,611	0.30%	2.75%	30%

ARK 21Shares Blockchain and Digital Economy Innovation ETF
November 15, 2023⁽5⁾ to March 31, 2024⁽6⁾ (Unaudited)	$24.73	0.16	22.32	22.48	(0.08)	(0.08)	—	$47.13	90.91%	$4,713	0.55%	1.17%	18%

ARK 21Shares Active Bitcoin Ethereum Strategy ETF
November 15, 2023⁽5⁾ to March 31, 2024(6) (Unaudited)	$23.90	0.38	19.46	19.84	(0.12)	(0.12)	0.05	$43.67	83.23%	$5,241	0.30%	2.84%	16%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	Net expenses include effects of any reimbursement or recoupment.
(4)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(5)	Commencement of operations.
(6)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ARK 21SHARES ETFs

CONSOLIDATED FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
ARK 21 Shares Active Bitcoin Futures Strategy ETF
November 14, 2023(6) to March 31, 2024(7) (Unaudited)	$37.37	0.67	30.89	31.56	(0.49)	(0.49)	0.03	$68.47	84.82%	$22,252	0.70%	0.89%	3.46%	0%

ARK 21 Shares Active Ethereum Futures Strategy ETF
November 14, 2023(6) to March 31, 2024(7) (Unaudited)	$26.63	0.46	16.02	16.48	(0.22)	(0.22)	0.11	$43.00	62.37%	$14,620	0.70%	0.97%	3.34%	0%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6)	Commencement of operations.
(7)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF, ARK 21Shares Active Bitcoin Futures Strategy ETF, and ARK 21Shares Active Bitcoin Ethereum Strategy ETF (individually a “Fund” or collectively the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to seek capital appreciation.

Fund	Commencement of Operations	Creation Unit Size
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	November 15, 2023	20,000
ARK 21Shares Blockchain and Digital Economy Innovation ETF	November 15, 2023	20,000
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	November 15, 2023	20,000
ARK 21Shares Active Bitcoin Futures Strategy ETF	November 14, 2023	25,000
ARK 21Shares Active Ethereum Futures Strategy ETF	November 14, 2023	20,000

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Fund as applicable or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which are payable to a Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

Wholly-owned and Controlled Subsidiaries

In order to achieve its investment objective, each of the Ark 21shares Active Bitcoin Futures Strategy ETF (“ARKA”) and the Ark 21Shares Active Ethereum Futures Strategy ETF (“ARKZ”) can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, ARK 21Shares Active Bitcoin Futures Cayman Ltd. (“Bitcoin CFC”) and ARK 21Shares Active Ethereum Futures Cayman Ltd. (“Ethereum CFC”), respectively, which acts as an investment vehicle in order to enter into certain investments for ARKA and ARKZ to each be consistent with its investment objective and policies specified in the Prospectus and Statement of Additional Information.

At March 31, 2024, investments in the Bitcoin CFC represented 8.5% of the total assets of ARKA and investments in the Ethereum CFC represented 18.4% of the total assets of ARKZ.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The consolidated financial statements of ARKA and ARKZ include the investment activity and financial statements of Bitcoin CFC and Ethereum CFC, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in the subsidiary, each Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to each Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as each Fund when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and 21Shares US LLC are each a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ARK 21Shares Active On-Chain Bitcoin Strategy ETF
Assets
Exchange Traded Funds	$2,097,820	$—	$—	$2,097,820
U.S. Treasury Bills	—	509,854	—	509,854
Total Investments in Securities	$2,097,820	$509,854	$—	$2,607,674

ARK 21Shares Blockchain and Digital Economy Innovation ETF
Assets*
Common Stocks	$2,137,017	$—	$—	$2,137,017
Exchange Traded Funds	2,566,891	—	—	2,566,891
Total Investments in Securities	$4,703,908	$—	$—	$4,703,908

ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Assets
Exchange Traded Funds	$5,228,281	$—	$—	$5,228,281
Total Investments in Securities	$5,228,281	$—	$—	$5,228,281

ARK 21Shares Active Bitcoin Futures Strategy ETF
Assets
Money Market Funds	$1	$—	$—	$1
U.S. Treasury Bills	—	13,757,106	—	13,757,106
Total Investments in Securities	$1	$13,757,106	$—	$13,757,107

Liabilities:
Reverse Repurchase Agreements	$—	$(5,265,540)	$—	$(5,265,540)
Total Liabilities	$—	$(5,265,540)	$—	$(5,265,540)

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ARK 21Shares Active Bitcoin Futures Strategy ETF (Continued)
Other Financial Instruments**:
Futures	$1,641,389	$—	$—	$1,641,389
Total Investments in Securities	$1,641,389	$—	$—	$1,641,389

ARK 21Shares Active Ethereum Futures Strategy ETF
Assets
U.S. Treasury Bills	$—	$8,681,965	$—	$8,681,965
Total Investments in Securities	$—	$8,681,965	$—	$8,681,965

Liabilities:
Reverse Repurchase Agreements	$—	$(4,896,362)	$—	$(4,896,362)
Total Liabilities	$—	$(4,896,362)	$—	$(4,896,362)

Other Financial Instruments**:
Futures	$562,753	$—	$—	$562,753
Total Investments in Securities	$562,753	$—	$—	$562,753

*	Refer to the Schedule of Investments for industry classifications.
**	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.
During the fiscal period ended March 31, 2024, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively. Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal period ended March 31, 2024, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

For tax purposes, Bitcoin CFC and Ethereum CFC are both an exempted Cayman Islands investment company. Bitcoin CFC and Ethereum CFC each have received an undertaking from the Government of the Cayman Islands exempting each from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Bitcoin CFC and Ethereum CFC are each a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in each of the Fund’s investment company taxable income.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds’ realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. Each Fund commenced operations during the fiscal period; therefore, no reclassifications have been made yet.

NOTE 3 – DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

The ARK 21 Shares Active Bitcoin Futures Strategy ETF and the ARK 21 Shares Active Bitcoin Futures Strategy ETF have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Each Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

A futures contract is an agreement between two parties to buy and sell a financial instrument to set a price on a future date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the futures contract at the end of each day’s

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the futures contract. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. During the fiscal period ended March 31, 2024, the Fund utilized derivatives to provide indirect exposure to the bitcoin and/or ethereum underlying the futures contracts. The following table presents the types of derivatives held by each subsidiary, Bitcoin CFC or Ethereum CFC, at March 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the consolidated Statement of Assets and Liabilities.

		Asset Derivatives	Fair Value of Deposit at Broker for Futures		Value of Unrealized Appreciation (Depreciation)*
Derivatives Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Futures contracts	Commodity risk	Deposit at broker for futures	$5,057,665	$3,757,564	$1,641,389	$562,753

*Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of open futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund's consolidated Statement of Operations for the period ended March 31, 2024, is as follows:

Consolidated Statement of Operations Location	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$5,055,918	$2,005,981
Net change in unrealized appreciation on futures contracts	$1,641,389	$562,753

During the period ended March 31, 2024, the average notional value of futures contracts in each Fund was the following:

ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
$9,261,390	$5,520,189

Each Fund does not have the right to offset financial assets and liabilities related to futures contracts on the    consolidated Statement of Assets and Liabilities.

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Below is the information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of March 31, 2024 in each Fund:

	Maturity Date	Borrowing Rate	Outstanding Amount
ARK 21 Shares Active Bitcoin Futures Strategy ETF	April 30, 2024	6.25%	$5,265,540
ARK 21 Shares Active Ethereum Futures Strategy ETF	April 30, 2024	6.25%	$2,936,026
	May 30, 2024	6.25%	$1,960,336

During the period ended March 31, 2024, the average daily balance and average interest rate in effect for reverse repurchase agreements were as follows:

	Average Daily Balance	Average Interest Rate
ARK 21 Shares Active Bitcoin Futures Strategy ETF	$4,053,417	6.25%
ARK 21 Shares Active Ethereum Futures Strategy ETF	$3,130,572	6.25%

For the period ended March 31, 2024, interest expense from reverse repurchase agreements is recorded on the consolidated Statement of Operations and totaled as follows:

Interest Expense
ARK 21 Shares Active Bitcoin Futures Strategy ETF	$6,774
ARK 21 Shares Active Ethereum Futures Strategy ETF	$5,052
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
ARK 21 Shares Active Bitcoin Futures Strategy ETF	U.S. Treasury Bills	$—	$6,397,074	$7,360,032	$—	$13,757,106
ARK 21 Shares Active Ethereum Futures Strategy ETF	U.S. Treasury Bills	—	2,998,363	5,683,602	—	8,681,965

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which each Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund is required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund. Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Collateral
				Non-Cash Collateral (Pledged) Received*	Cash Collateral (Pledged) Received*	Net Amount
ARK 21 Shares Active Bitcoin Futures Strategy ETF
Reverse Repurchase Agreements	$5,265,540	$—	$5,265,540	$(5,265,540)	$—	$—

ARK 21 Shares Active Ethereum Futures Strategy ETF
Reverse Repurchase Agreements	$4,896,362	$—	$4,896,362	$(4,896,362)	$—	$—
*Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Reverse repurchase transactions are entered into by the Fund under Maser Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

NOTE 4 – RISKS

An investment in the Funds involves risk, including those described below. There is no assurance that the Funds will achieve its investment objective. An investor may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Principal Risks	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Active Management Risk	☑	☑	☑	☑	☑
Asset Risk	☑	☑	☑		☑
Bitcoin and the Bitcoin Network Risks	☑	☑	☑	☑
Bitcoin Futures Risks	☑	☑	☑	☑
Blockchain, Digital Asset, Technology and FinTech Companies Risk		☑
Bond and Fixed Income Risks	☑	☑	☑	☑	☑
Concentration Risk	☑	☑	☑	☑	☑
Counterparty Risk	☑	☑	☑	☑	☑
Credit Risk	☑	☑	☑	☑
Derivatives Risk	☑	☑	☑	☑	☑
Emerging Markets Risk		☑
Ether and the Ethereum Network Risks			☑		☑
Ether Futures Risks			☑		☑
Foreign Investment Risk		☑
Fund of Funds Risk	☑	☑	☑
Inflation Risk	☑	☑	☑	☑	☑
Interest Rate Risk	☑	☑	☑	☑	☑
Investment Capacity Risk	☑	☑	☑	☑	☑
Leverage Risk	☑	☑	☑	☑	☑
Liquidity Risk	☑	☑	☑	☑	☑
Market and Volatility Risk	☑	☑	☑	☑	☑
Non-Diversified Risk	☑	☑	☑	☑	☑
Quantitative Investment Selection & Model Risk	☑
Quantitative Investment Selection Risk		☑	☑
Real Estate Investment Trusts (REITs) Risk		☑
Repurchase Agreements Risk	☑	☑	☑	☑	☑

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Principal Risks	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Subsidiary Risk	☑	☑	☑	☑	☑
Tax Risk	☑	☑	☑	☑	☑
U.S. Government Securities Risk	☑	☑	☑	☑	☑

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by each Fund’s Rule 12b-1 Distribution and Service Plan,brokerage expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes (including tax-related services), interest (including borrowing costs, except that the Adviser will pay net interest expenses incurred in connection with investments in reverse repurchase agreements), litigation expense (including class action-related services), and other non-routine or extraordinary expenses. The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements. This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust.

21Shares US LLC (“21Shares” or “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for selecting each Fund’s investments in accordance with each Fund’s investment objectives, policies and restrictions, subject to the overall supervision and oversight of the Adviser and the Board. 21Shares will not be responsible for selecting brokers or placing the Fund’s trades. Rather, 21Shares will provide trade recommendations to the Adviser and, in turn, the Adviser will be responsible for selecting brokers and placing the Fund’s trades.

ARK Investment Management LLC (“ARK”), an investment adviser registered with the SEC, serves as investment sub-subadviser to each Fund pursuant to an investment sub-subadvisory agreement between ARK and 21Shares. ARK provides non-discretionary advice to 21Shares related to the spot bitcoin market. 21Shares may, in its sole discretion, consider the advice provided by ARK when making investment decisions for the Fund to the extent 21Shares deems necessary.

At a Board meeting held on October 25, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements for each Fund. Per the Advisory Agreement, each Fund pays the below annual rates to the Adviser monthly based on average daily net assets.

ARK 21Shares Active On-Chain Bitcoin Strategy ETF	0.30%
ARK 21Shares Blockchain and Digital Economy Innovation ETF	0.55%
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	0.30%
ARK 21Shares Active Bitcoin Futures Strategy ETF	0.70%
ARK 21Shares Active Ethereum Futures Strategy ETF	0.70%

A description of the Board’s consideration is included in this report.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of each ARK 21Shares Active Bitcoin Futures Strategy ETF and ARK 21Shares Active Ethereum Futures Strategy to the extent necessary to offset net interest expenses incurred in connection with its respective investments in reverse repurchase agreements (“Fee Waiver”).

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust. There shall be no recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2024, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	$431,733	$359,740
ARK 21Shares Blockchain and Digital Economy Innovation ETF	879,717	388,722
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	5,511,749	434,015
ARK 21Shares Active Bitcoin Futures Strategy ETF	—	—
ARK 21Shares Active Ethereum Futures Strategy ETF	—	—

For the fiscal period ended March 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	$3,081,777	$2,063,791
ARK 21Shares Blockchain and Digital Economy Innovation ETF	2,989,516	—
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	6,087,714	7,265,091
ARK 21Shares Active Bitcoin Futures Strategy ETF	—	—
ARK 21Shares Active Ethereum Futures Strategy ETF	—	—

For the fiscal period ended March 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	$865,408	$—
ARK 21Shares Blockchain and Digital Economy Innovation ETF	—	—
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	962,920	—
ARK 21Shares Active Bitcoin Futures Strategy ETF	—	—
ARK 21Shares Active Ethereum Futures Strategy ETF	—	—

There were no purchases or sales of long-term U.S. Government securities during the fiscal period.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The ARK 21Shares Active On-Chain Bitcoin Strategy ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The ARK 21Shares Active On-Chain Bitcoin Strategy ETF had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended March 31, 2024:

ARK 21Shares Active Bitcoin Futures Strategy ETF
Value, Beginning of Period	$—
Purchases	3,513,511
Proceeds from Sales	(2,423,531)
Net Realized Gains (Losses)	994,921
Change in Unrealized Appreciation (Depreciation)	12,919
Value, End of Period	$2,097,820
Dividend Income	$14,005

Shares, Beginning of Period	—
Number of Shares Purchased	66,720
Number of Shares Sold	(36,077)
Shares, End of Period	30,643

The ARK 21Shares Blockchain and Digital Economy Innovation ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The ARK 21Shares Blockchain and Digital Economy Innovation ETF had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended March 31, 2024:

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
Value, Beginning of Period	$—	$—
Purchases	1,394,368	845,733
Proceeds from Sales	(261,824)	—
Net Realized Gains (Losses)	24,104	—
Change in Unrealized Appreciation (Depreciation)	397,805	166,705
Value, End of Period	$1,554,453	$1,012,438
Dividend Income	$9,656	$4,640

Shares, Beginning of Period	—	—
Number of Shares Purchased	28,906	23,567
Number of Shares Sold	(6,200)	—
Shares, End of Period	22,706	23,567

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The ARK 21Shares Active Bitcoin Ethereum Strategy ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The Active Bitcoin Ethereum Strategy ETF had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended March 31, 2024:

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
Value, Beginning of Period	$—	$—
Purchases	3,897,182	7,702,282
Proceeds from Sales	(2,965,447)	(4,733,659)
Net Realized Gains (Losses)	492,311	527,576
Change in Unrealized Appreciation (Depreciation)	140,950	167,086
Value, End of Period	$1,564,996	$3,663,285
Dividend Income	$8,265	$14,636

Shares, Beginning of Period	—	—
Number of Shares Purchased	83,055	227,776
Number of Shares Sold	(60,195)	(142,504)
Shares, End of Period	22,860	85,272

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2024, were as follows:

Fiscal Period Ended March 31, 2024
Ordinary Income
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	$13,106
ARK 21Shares Blockchain and Digital Economy Innovation ETF	7,644
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	19,227
ARK 21Shares Active Bitcoin Futures Strategy ETF	105,777
ARK 21Shares Active Ethereum Futures Strategy ETF	49,205

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2024, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ARK 21SHARES ETFs

EXPENSE EXAMPLE
March 31, 2024 (Unaudited)

As a shareholder of the each Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
ARK 21Shares Active On-Chain Bitcoin Strategy ETF
Actual[1]	0.30%	$1,000.00	$1,820.20	$1.60
Hypothetical (5% annual return before expenses)[3]	0.30%	1,000.00	1,023.50	1.52
ARK 21Shares Blockchain and Digital Economy Innovation ETF
Actual[1]	0.55%	$1,000.00	$1,909.10	$3.02
Hypothetical (5% annual return before expenses)[3]	0.55%	1,000.00	1,022.25	2.78
ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Actual[1]	0.30%	$1,000.00	$1,832.30	$1.60
Hypothetical (5% annual return before expenses)[3]	0.30%	1,000.00	1,023.50	1.52
ARK 21 Shares Active Bitcoin Futures Strategy ETF
Actual[2]	0.70%	$1,000.00	$1,848.20	$3.79
Hypothetical (5% annual return before expenses)[3]	0.70%	1,000.00	1,021.50	3.54
ARK 21 Shares Active Ethereum Futures Strategy ETF
Actual[2]	0.70%	$1,000.00	$1,623.70	$3.49
Hypothetical (5% annual return before expenses)[3]	0.70%	1,000.00	1,021.50	3.54

1. The inception date for ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, and ARK 21Shares Active Bitcoin Ethereum Strategy ETF was November 15, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 138/366 (to reflect the period).
2. The inception date for ARK 21 Shares Active Bitcoin Futures Strategy ETF and ARK 21 Shares Active Ethereum Futures Strategy ETF was November 14, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 139/366 (to reflect the period).
3. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

ARK 21SHARES ETFs
MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	52	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	52	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	52	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	52	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additional Information (SAI).

ARK 21SHARES ETFs
MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

ARK 21SHARES ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY, SUB-ADVISORY & SUB-SUB-ADVISORY AGREEMENTS (UNAUDITED)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on October 25, 2023 to consider the approval of Advisory Agreement between the Trust, on behalf of the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active Ethereum Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Bitcoin Ethereum Strategy ETF (collectively the “ARK Funds”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and 21Shares US LLC (the “Sub-Adviser”), and the approval of the Sub-Sub-Advisory Agreement between the Adviser, Sub-Adviser and ARK Investment Management LLC (the “Sub-Sub-Adviser”) (collectively, the “ARK Agreements”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser, Sub-Adviser, and Sub-Sub-Adviser relevant to the Board’s consideration of whether to approve the ARK Agreements. In connection with considering approval of the ARK Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees and separately with Trust counsel who each provided assistance and advice. In reaching the decision to approve the ARK Agreements the Board considered and reviewed information provided by the Adviser, Sub-Adviser, and Sub-Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed ARK Agreements. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:
1.Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the ARK Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the ARK Funds, and arranging service providers for the ARK Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the ARK Funds, executing all ARK Funds transactions, monitoring compliance with the ARK Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s, ARK Sub-Adviser’s, and ARK Sub-Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s, ARK Sub-Adviser’s, and ARK Sub-Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the ARK Sub-Adviser and ARK Sub-Sub-Adviser, to include the augmented trading resources brought in by the Adviser. The Board also considered the different roles of responsibilities of the ARK Sub-Adviser and ARK Sub-Sub-Adviser as it relates to the respective ARK Funds and the policies they have adopted to manage against potential conflicts of interest.
2.Performance. Performance information was not available for the new ARK Funds because none of the funds had commenced operations. It was noted that the Adviser, ARK Sub-Adviser and ARK Sub-Sub-Adviser do not manage any other accounts with similar investment strategies as the ARK Funds but appear to have the requisite skillset to manage the ARK Funds.
3.Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser, ARK Sub-Adviser, and ARK Sub-Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the ARK Funds, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds following similar strategies as the ARK Funds. The Board noted that the proposed management fees and overall expense ratios for the respective ARK Funds were within a reasonable range as compared to their respective peers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Adviser also presented independent peer analyses for each of the ARK Funds. It was noted that the ARK Funds were generally priced lower than their respective peers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees among the Adviser, ARK Sub-Adviser, and the ARK Sub-Sub-Adviser.

ARK 21SHARES ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
The Board considered, among other information, the data provided in the independent third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).
The Board considered the independent third-party peer group analyses that included comparison of each ARK Fund’s anticipated expense ratio against funds that were both exchanged-traded funds and mutual funds. Each ARF Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
ARKA	2nd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	3rd Lowest Quartile	2nd Lowest Quartile
ARKC	2nd Lowest Quartile	2nd Lowest Quartile	3rd Lowest Quartile	2nd Lowest Quartile	Lowest Quartile	Lowest Quartile
ARKC (Crypto Only)	Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	Lowest Quartile	Lowest Quartile
ARKD	Highest Quartile	3rd Lowest Quartile	Highest Quartile	3rd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile
ARKZ	2nd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	3rd Lowest Quartile	2nd Lowest Quartile
ARKY	2nd Highest Quartile	2nd Lowest Quartile	2nd Highest Quartile	2nd Lowest Quartile	Lowest Quartile	Lowest Quartile
The Board was agreeable to the fee levels.
4.Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser, the ARK Sub-Adviser, and the ARK Sub-Sub-Adviser in connection with providing their respective services to the ARK Funds. The Board reviewed estimated profit and loss information provided by the Adviser with respect to each ARK Fund and estimated data regarding the proposed sub-advisory fee. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage each ARK Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies, including the additional resources added by the Adviser to oversee trading in certain of the ARK Funds. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by each ARK Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, the ARK Sub-Adviser, and the ARK Sub-Sub-Adviser. They also considered each ARK Fund’s projected asset totals over the first two years of operations.
5.Other Benefits. The Board further considered the extent to which the Adviser or 2ARK Sub-Adviser, or the ARK Sub-Sub-Adviser might derive ancillary benefits from each ARK Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.

ARK 21SHARES ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
6.Economies of Scale. The Board also considered whether economies of scale would be realized by each ARK Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement, the Sub-Advisory Agreement, the Sub-Sub-Advisory Agreement and the respective Cayman agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement, Sub-Advisory Agreement, Sub-Sub-Advisory Agreement and Cayman Advisory Agreement including the compensation payable under each Agreement (as applicable).

ARK 21SHARES ETFs
INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://21shares-funds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://21shares-funds.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://21shares-funds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

  Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
21Shares US LLC
477 Madison Avenue
New York, NY 10022

Sub-Sub-Adviser
ARK Investment Management LLC
200 Central Ave., Suite 220
St. Petersburg, FL 33701

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

ARK 21Shares Active On-Chain Bitcoin Strategy ETF
Symbol – ARKC
CUSIP – 02072L318

 ARK 21Shares Blockchain and Digital Economy Innovation ETF
Symbol – ARKD
CUSIP – 02072L292

ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Symbol – ARKY
CUSIP – 02072L342

ARK 21Shares Active Bitcoin Futures Strategy ETF
Symbol – ARKA
CUSIP – 02072L359

ARK 21Shares Active Ethereum Futures Strategy ETF
Symbol – ARKZ
CUSIP – 02072L334

This material must be preceded or accompanied by a prospectus

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Principal Financial Officer

Date:	June 3, 2024